Identification and business activity (Tables)	12 Months Ended
Dec. 31, 2020
Identification and business activity
Schedule of significant investments in subsidiaries

The consolidated financial statements include the financial statements of the following companies:

	Country of
	incorporation	Ownership as of December 31,
	and business	2020		2019
		Direct	Indirect	Direct	Indirect
		%	%	%	%
Mining activities:
Compañía de Minas Buenaventura S.A.A. (*)	Peru	100.00	—	100.00	—
Compañía Minera Condesa S.A.	Peru	100.00	—	100.00	—
Compañía Minera Colquirrumi S.A.	Peru	100.00	—	100.00	—
Sociedad Minera El Brocal S.A.A (**)	Peru	3.19	58.24	3.19	58.24
Inversiones Colquijirca S.A. (**)	Peru	89.76	10.24	89.76	10.24
S.M.R.L. Chaupiloma Dos de Cajamarca	Peru	20.00	40.00	20.00	40.00
Minera La Zanja S.R.L.	Peru	53.06	—	53.06	—
Minera Julcani S.A. de C.V.	Mexico	99.80	0.20	99.80	0.20
Compañía de Minas Buenaventura Chile Ltda. (***)	Chile	90.00	10.00	90.00	10.00
El Molle Verde S.A.C.	Peru	99.98	0.02	99.98	0.02
Apu Coropuna S.R.L.	Peru	70.00	—	70.00	—
Cerro Hablador S.A.C.	Peru	99.00	1.00	99.00	1.00
Minera Azola S.A.C.	Peru	99.00	1.00	99.00	1.00
Compañía Minera Nueva Italia S.A. (liquidated)	Peru	—	—	—	93.36

Energy generation and transmission services:
Consorcio Energético de Huancavelica S.A.	Peru	100.00	—	100.00	—
Empresa de Generación Huanza S.A.	Peru	—	100.00	—	100.00

Insurance brokerage:
Contacto Corredores de Seguros S.A.	Peru	99.98	0.02	99.98	0.02
Contacto Risk Consulting S.A.	Peru	—	98.00	—	98.00

Industrial activities:
Procesadora Industrial Río Seco S.A.	Peru	100.00	—	100.00	—

(*)         Includes four operating mining units in Peru (Uchucchacua, Orcopampa, Julcani and Tambomayo), two discontinued mining units (Poracota and Shila-Paula), and one mining unit under development stage (San Gabriel)

(**)       As of December 31, 2020 and 2019, the participation of the Company in the voting rights of El Brocal is 61.43 percent. Inversiones Colquijirca S.A. (hereafter “Colquijirca”), a Group’s subsidiary (99.99 percent as of December 31, 2020 and 2019), has an interest in El Brocal’s capital stock, through which the Company holds an indirect participation in El Brocal of 58.24 percent as of December 31, 2020 and 2019.

(***)     On January 21, 2021, the Company sold 100% of its shares of Compañía de Minas Buenaventura Chile Ltda., which were presented as financial investments as of December 31, 2020. The sale value was US$30,000 which are fully collected as of the date of this report.

Schedule of net cash flows used by the mining units with discontinued operations

The net cash flows used by the mining units with discontinued operations are presented below:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Operating activities	—	(2)	1,800
Investing activities	—	—	(1,817)
Decrease in cash and cash equivalents for the year	—	(2)	(17)

Schedule of results of the discontinued operations mining units

The results of the discontinued operations mining units for the years 2020, 2019 and 2018 are presented below:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Sales	(1)	97	16,666
Cost of sales	—	(2)	(15,261)
Gross profit (loss)	(1)	95	1,405
Operating income (expenses), net
Income from sale of development costs, property, plant and equipment (sale of Mallay mining unit)	7,976	—	—
Reversal of provision for closure of mining unit (sale of Mallay mining unit), nota 15(b)	5,093	—	—
Reversal of provision for impairment of value of inventory (sale of Mallay mining unit), note 8(c)	1,220	—	—
Income from sale of supplies (sale of Mallay mining unit)	606	—	—
Reversal (provision) of contingent and others	13	(134)	(9)
Cost of sale of development costs, property, plant and equipment, nota 11(a)	(3,099)	(44)	(5,100)
Administrative expenses	(3,243)	(8,048)	(1,661)
Cost of sale of supplies (sale of Mallay mining unit)	(1,711)	—	—
Provision for impairment of value of inventory, note 8(c)	(377)	(320)	—
Changes in provision for closure of mining units	(58)	(1,912)	(6,013)
Reversal of Impairment loss of long-lived assets, note 11(b)	—	—	2,837
Others, net	(846)	117	(3,162)
Total operating expenses, net	5,574	(10,341)	(13,108)
Operating profit (loss)	5,573	(10,246)	(11,703)
Finance costs, note 15(b)	(176)	(266)	(88)
Net gain (loss) from currency exchange difference	12	(2)	30
Profit (loss) before income tax	5,409	(10,514)	(11,761)
Income tax	—	—	(47)

Profit (loss) from discontinued operations	5,409	(10,514)	(11,808)

Profit (loss) from the discontinued operations, per basic and diluted share, express in U. S. dollars	0.03	(0.04)	(0.03)

Summary of unabsorbed cost due to production stoppage

	2020	2019
	US$(000)	US$(000)

Services provided by third parties	13,885	—
Direct labor	11,057	—
Supplies	2,816	—
	27,758	—